SEGMENTS (Details 3) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Product Information [Line Items]
Net revenues	$ 5,563	$ 4,823	$ 15,411	$ 14,771
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,302	1,366	4,040	3,939
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	270	285	949	803
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	109	115	336	354
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	269	326	871	883
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	98	86	275	245
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	1,061	1,085	3,208	3,063
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	101	92	322	304
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	21	97	175	273
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	118	149	426	401
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	96	92	346	273
Branded Oncology Treanda and Bendeka [Member]
Product Information [Line Items]
Net revenues	149	207	511	543
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,048	$ 2,178	$ 6,471	$ 6,224